Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-06 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Limited Term Bond Fund Return Before Taxes Past 1 year	Fidelity Limited Term Bond Fund Return Before Taxes Past 5 years	Fidelity Limited Term Bond Fund Return Before Taxes Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Past 5 years	LB087 Since Inception		F1871 Past 1 year	F1871 Past 5 years	F1871 Since Inception
Total	5.16%	3.24%	2.65%	[1]	4.18%	2.35%	1.77%	[1]	3.09%	2.10%	1.64%	[1]	4.71%	2.77%	2.24%	[1]	5.04%	3.30%	2.70%	[1]

[1]	(a)From November 1, 2013